Summary of Available for Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 172,739		$ 171,193
Gross Unrealized Gains	1,679		1,765
Gross Unrealized Losses	1,378		2,738
Fair Value	173,040		170,220
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	66,232		54,228
Gross Unrealized Gains	385		485
Gross Unrealized Losses	226		168
Fair Value	66,391		54,545
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,435		26,551
Gross Unrealized Gains	120		134
Gross Unrealized Losses	67		393
Fair Value	27,488		26,292
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	67,008	[1]	77,037	[1]
Gross Unrealized Gains	907	[1]	889	[1]
Gross Unrealized Losses	1,065	[1]	1,809	[1]
Fair Value	66,850	[1]	76,117	[1]
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	254	[1]	530	[1]
Gross Unrealized Gains	3	[1]	26	[1]
Gross Unrealized Losses	4	[1]	2	[1]
Fair Value	253	[1]	554	[1]
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,000		3,708
Gross Unrealized Gains	0		90
Gross Unrealized Losses	0		0
Fair Value	1,000		3,798
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,188		1,210
Gross Unrealized Gains	0		0
Gross Unrealized Losses	7		19
Fair Value	1,181		1,191
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,039		4,063
Gross Unrealized Gains	167		141
Gross Unrealized Losses	6		81
Fair Value	3,200		4,123
Tax-exempt Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,583		3,841
Gross Unrealized Gains	97		0
Gross Unrealized Losses	3		266
Fair Value	6,677		3,575
Foreign government securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			25
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Fair Value			$ 25

[1]	(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs"). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.